ACCUMULATED OTHER COMPREHENSIVE INCOME/LOSS (Detail Textuals) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Accumulated Other Comprehensive Income (Loss), Net Of Tax [Abstract]
Pre-tax unrealized losses on securities which other-than-temporary impairment recognized	$ 53,000	$ 60,000